Related Party Transactions - Additional Information (Detail) - USD ($)				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 19, 2022	Dec. 13, 2021	Nov. 05, 2021	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	May 07, 2024
Related Party Transactions [Line Items]
Notes payable to related party current				$ 300,000
Working capital loans convertible into equity warrants									$ 1,500,000
Promissory Note Issued To The Sponsor [Member]
Related Party Transactions [Line Items]
Debt instrument face value			$ 300,000
Promissory Note Issued To The Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Debt instrument face value														$ 2,000,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Related party transaction expenses payable per month		$ 15,000
Accounts payable and accrued expenses					$ 15,000			$ 45,000	45,000		$ 45,000
Expenses from transactions with related party				0	$ 15,000	$ 45,000			$ 180,000		$ 180,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Debt instrument conversion price per share									$ 1.5
Related Party [Member] | Affiliated Entity [Member]
Related Party Transactions [Line Items]
Due to affiliate current				$ 14,537
Common Class B [Member]
Related Party Transactions [Line Items]
Stock issued during the period shares for services			25,000
Stock issued durig the period value for services			$ 17,250,000
Common stock, shares, outstanding	18,750,000		17,250,000		18,750,000			18,750,000	18,750,000		18,750,000
Stock forfeited during the period shares	2,812,500	2,812,500	2,812,500
Percentage of common stock issued and outstanding					20.00%				20.00%
Common stock shares lock in period			1 year
Share price			$ 12
Number of trading days for determining the share price			20 days
Total number of trading days for determining the share price			30 days
Common stock shares lock in period one			180 days
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares, outstanding		21,562,500
Stock forfeited during the period shares		21,562,500
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transactions [Line Items]
Corporate expense allocation							$ 76,200,000	$ 57,700,000		$ 100,900,000		$ 80,000,000	$ 91,400,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Ignite [Member]
Related Party Transactions [Line Items]
Payment made for distribution rights										$ 400,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Ignite [Member] | Michael Burns [Member]
Related Party Transactions [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee						65.45%				65.45%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Ignite [Member] | Hardwick Simmons [Member]
Related Party Transactions [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee						24.24%				24.24%